7. MINERAL PROPERTY INTERESTS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 49,382,291	$ 57,616,924
AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	540,742	571,342
USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	48,841,549	57,045,582
BlueRoseJVMember | AustraliaMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	540,742	571,342
AnnMasonMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	48,055,476	55,752,523
EmpiricalMember | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	500,000	990,797
OtherProperty | USAMember
PaymentsToAcquireMineralRightsLineItems [Line Items]
Capitalized mineral property acquisition Cost	$ 286,073	$ 302,262